Schedule I - Condensed Financial Information of Dryships Inc. - Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 341,950	$ 251,143	$ 391,530	$ 693,169
Restricted cash	223,133	72,765
Due from related parties	40,686	26,146
Other current assets	122,775	80,052
Total current assets	903,529	570,077
NON-CURRENT ASSETS:
Restricted cash	155,375	332,801
Total assets	8,878,491	8,621,689	6,984,494
CURRENT LIABILITIES:
Current portion of long-term debt	1,102,085	429,149
Financial instruments	85,844	100,104
Due to related parties	4,750	7,518
Total current liabilities	1,573,529	756,263
NON-CURRENT LIABILITIES
Long-term debt, net of current portion	3,284,630	3,812,686
Financial instruments	63,096	102,346
Total non-current liabilities	3,436,943	3,926,764
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2011 and 2012, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2011 and 2012; 424,762,094 and 424,762,244 shares issued and outstanding at December 31, 2011 and 2012, respectively	4,247	4,247
Treasury stock; $0.01 par value; 1,000,000 and 11,000,000 shares at December 31, 2011 and 2012, respectively	(110)	(10)
Additional paid-in capital	2,837,525	2,908,950
Accumulated other comprehensive loss	(9,175)	(28,610)
Retained earnings	13,973	260,751
Total stockholders' equity	2,846,460	3,145,328
Total liabilities and stockholders equity	8,878,491	8,621,689
Dryships Inc.
CURRENT ASSETS:
Cash and cash equivalents	45,619	391	9,671	208
Restricted cash	52,265	5,140
Due from related parties	21,959	26,146
Other current assets	327	282
Total current assets	120,170	31,959
NON-CURRENT ASSETS:
Restricted cash	0	47,533
Investments in subsidiaries (eliminated in consolidation)	5,129,133	5,393,250
Total non-current assets	5,129,133	5,440,783
Total assets	5,249,303	5,472,742
CURRENT LIABILITIES:
Current portion of long-term debt	269,436	54,325
Due to subsidiaries (eliminated in consolidation)	1,472,759	1,341,243
Financial instruments	33,633	42,982
Due to related parties	4,704	664
Other current liabilities	4,433	4,489
Total current liabilities	1,784,965	1,443,703
NON-CURRENT LIABILITIES
Long-term debt, net of current portion	601,000	844,307
Financial instruments	16,878	39,404
Total non-current liabilities	617,878	883,711
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2011 and 2012, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2011 and 2012; 424,762,094 and 424,762,244 shares issued and outstanding at December 31, 2011 and 2012, respectively	4,247	4,247
Treasury stock; $0.01 par value; 1,000,000 and 11,000,000 shares at December 31, 2011 and 2012, respectively	(110)	(10)
Additional paid-in capital	2,837,525	2,908,950
Accumulated other comprehensive loss	(9,175)	(28,610)
Retained earnings	13,973	260,751
Total stockholders' equity	2,846,460	3,145,328
Total liabilities and stockholders equity	$ 5,249,303	$ 5,472,742